Subsequent Events (Details) - Subsequent event - USD ($) $ / shares in Units, $ in Millions	Feb. 11, 2020	Feb. 03, 2020	Jan. 28, 2020
Subsequent Events
Dividend declared, date			Jan. 28, 2020
Dividend declared (in dollars per share)			$ 1.62
Dividend payable, date			Mar. 10, 2020
Shareholders of record, date			Feb. 10, 2020
Fixed rate debt due in 2021
Subsequent Events
Outstanding debt		$ 2,900
Aggregate principal redeemed (as a percent)		100.00%
Fixed rate debt due in 2021 | Expected
Subsequent Events
Loss upon redemption on notes		$ (41)
8 to 20 years fixed-rate notes | Euros
Subsequent Events
Notes issued	$ 4,100
8 to 20 years fixed-rate notes | Euros | Minimum
Subsequent Events
Term of debt instrument	8 years
Coupon rate (as a percent)	0.30%
8 to 20 years fixed-rate notes | Euros | Maximum
Subsequent Events
Term of debt instrument	20 years
Coupon rate (as a percent)	1.20%